Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	BCE INC
Entity Central Index Key	0000718940
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Type	40-F
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	900,996,640
Amendment Flag	false
Series R
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	8,000,000
Series S
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	3,513,448
Series T
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,486,552
Series Y
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	8,081,491
Series Z
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,918,509
Series AA
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	11,398,396
Series AB
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	8,601,604
Series AC
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	5,069,935
Series AD
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	14,930,065
Series AE
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	9,292,133
Series AF
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	6,707,867
Series AG
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,985,351
Series AH
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	9,014,649
Series AI
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	5,949,884
Series AJ
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	8,050,116
Series AK
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	22,745,921
Series AL
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	2,254,079
Series AM
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	9,546,615
Series AN
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,953,385
Series AO
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,600,000
Series AQ
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	9,200,000